Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events

Note 17 - Subsequent Events

The Company evaluated subsequent events occurring after June 30, 2026 through the date these financial statements were authorized for issuance. The following material subsequent events were identified. Except as otherwise described below, these events did not provide additional evidence regarding conditions that existed as of June 30, 2026 and, accordingly, no adjustments have been made to the financial statements.

At-the-Market Offering Program

On July 21, 2026, the Company entered into an At The Market Offering Agreement with H.C. Wainwright & Co., LLC (“Wainwright”), pursuant to which the Company may offer and sell ordinary shares from time to time through or to Wainwright, acting as sales agent or principal. The shares may be offered under the Company’s shelf registration statement on Form F-3, which was initially filed with the U.S. Securities and Exchange Commission (“SEC”) on June 16, 2026 and declared effective on June 24, 2026.

Under the related prospectus supplement, ordinary shares having an aggregate market value of up to $6.7 million were eligible for sale under the ATM program. The Company determines the timing and amount of any sales, including the number of shares to be issued, trading-day volume limitations and any minimum price below which shares may not be sold. Wainwright is entitled to a sales commission equal to 3.0% of the gross sales price of ordinary shares sold under the program. The Company has no obligation to sell any minimum number or amount of ordinary shares under the agreement.

Subsequent to June 30, 2026, through September 29, 2026, the Company sold 735,988 ordinary shares under the ATM program for aggregate proceeds of approximately $0.2 million, after commissions and other offering-related fees.

Private Placements with Existing Shareholders

August 27, 2026 Transactions

On August 27, 2026, the Company sold 7,200,000 unregistered ordinary shares at a purchase price of $0.25 per share, resulting in aggregate gross proceeds of approximately $1.8 million.

The private placement comprised 4.7 million ordinary shares purchased by Christina Byland, the Company’s largest shareholder, and 2.5 million ordinary shares purchased by Nikolaus Senn, a shareholder and member of the Company’s Board of Directors.

September 22, 2026 Transaction

On September 22, 2026, the Company sold 74,000 unregistered ordinary shares to Justin Floyd, the Company’s Chief Executive Officer and a member of its Board of Directors at a purchase price of $2.50 per share. The purchase price of $185,000 was offset against certain of the Company’s financial obligations to Mr. Floyd.

The ordinary shares issued in the private placements were not registered under the Securities Act of 1933 and were offered pursuant to an applicable exemption from registration.

Loans from Existing Shareholders

On September 29, 2026, the Company entered into unsecured loan agreements with Christina Byland and Nikolaus Senn in the amount of approximately $1.3 million.

Entry into a Joint Venture in Saudi Arabia and Bahrain

On September 27, 2026, the Company entered into a shareholders’ agreement (the “JV Agreement”) and a twenty-year platform license and infrastructure usage agreement (the “Licensing Agreement”) with MJM AlKhaleej L.L.C., a company incorporated under the laws of the Kingdom of Saudi Arabia (“MJM”) for the purpose of establishing a joint venture that will operate the Company’s RedAI intelligent trade infrastructure (“RedAI”), in Saudi Arabia and Bahrain. Prior to execution of the JV Agreement, the Company’s previous joint venture with Kayanet Arabia Holding Company was terminated by mutual agreement.

The JV Agreement provides for a 51%/49% ownership structure between the Company and MJM, respectively.

Pursuant to the terms of the Licensing Agreement, the Company shall provide dedicated AI infrastructure and make RedAI available to the venture for aggregate charges subject to a contractual ceiling of 10% of eligible collected revenue per customer order, together with approval, eligibility and final payment conditions. The Licensing Agreement shall have an initial term of twenty years. Revenues generated in excess of the Any distribution of net profit from the venture will be distributed to the shareholders pursuant to the JV Agreement and applicable law.

Evaluation of Subsequent Events

Except for the matters described above, management did not identify additional subsequent events requiring recognition or disclosure in the consolidated financial statements through the date the financial statements were authorized for issuance.